TAX ON DEBITS AND CREDITS TO BANK ACCOUNTS (Details)		12 Months Ended
	May 07, 2018	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Tax on debits and credits to bank accounts [abstract]
General tax rate for credits and debits		0.60%	0.60%	0.60%
Percentage of other taxes applied on amounts credited and debited as payment	33.00%	33.00%
Percentage included within income applied on amounts credited and debited as payment		67.00%